STOCK OPTIONS (Details 3) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	1,900,000	1,900,000	2,550,000
Exercise Price	$ 0.20	$ 0.20	$ 0.22
April 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	600,000
Exercise Price	$ 0.20
Expiry Date	Apr. 30, 2019
July 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	300,000
Exercise Price	$ 0.20
Expiry Date	Jul. 31, 2020
September 4, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	1,000,000
Exercise Price	$ 0.20
Expiry Date	Sep. 04, 2020